Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	$ 510	$ 592
Retainage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	63	64
Trade & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	447	528
Operating Segments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	506	580
Operating Segments | Retainage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	59	59
Operating Segments | Trade & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	447	521
Operating Segments | Government Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	195	196
Operating Segments | Government Services | Retainage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	6	6
Operating Segments | Government Services | Trade & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	189	190
Operating Segments | Technology
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	72	47
Operating Segments | Technology | Retainage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	0	0
Operating Segments | Technology | Trade & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	72	47
Operating Segments | Hydrocarbons Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	239	334
Operating Segments | Hydrocarbons Services | Retainage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	53	53
Operating Segments | Hydrocarbons Services | Trade & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	186	281
Operating Segments | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	0	3
Operating Segments | Other | Retainage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	0	0
Operating Segments | Other | Trade & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	0	3
Operating Segments | Non-strategic Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	4	12
Operating Segments | Non-strategic Business | Retainage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	4	5
Operating Segments | Non-strategic Business | Trade & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable, current	$ 0	$ 7